GOODWILL (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016
Goodwill [Line Items]
Goodwill impairment loss	$ 674	$ 879
Accumulated impairment loss	7,098	6,424	$ 7,098
Certain Reporting Units [Member]
Goodwill [Line Items]
Goodwill impairment loss	$ 700
Term used for projected net cash flows	2 years
Discount rate	20.00%
Growth rate	0.00%
Certain Reporting Unit [Member]
Goodwill [Line Items]
Goodwill impairment loss		$ 900
Term used for projected net cash flows		3 years
Discount rate		16.90%
Growth rate		0.00%
Wireless Communications Products [Member]
Goodwill [Line Items]
Goodwill impairment loss	$ 674	$ 879